Inventories - Summary of Inventories (Detail) - Jun. 30, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Disclosure of detailed information about inventories [line items]
Work in progress	¥ 15,234
Finished goods	14,348
Total	¥ 29,582	$ 4,079